Note 10 - Long-term Debt (Detail) - Principal Payments (USD $)	Sep. 30, 2012	Dec. 31, 2011
2013	$ 35,162,544
2014	68,127,676
2015	32,568,126
2016	78,380,387
2017& thereafter	139,031,250
Total	$ 353,269,983	$ 351,068,181